Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Provision for doubtful accounts	$ 2,007,749	$ 1,986,464
Net operating loss carryforward	30,276,268	23,052,402
Impairment of VAT recoverable, inventory write-down and others	5,835,385	3,672,475
Deferred tax assets ,gross	38,119,402	28,711,341
Less: valuation allowance	(38,119,402)	(28,711,341)
Deferred tax assets
Intangible assets		1,004,365
Property, plant and equipment	74,225	129,174
Deferred tax liabilities	74,225	1,133,539
Total deferred tax liabilities	$ 74,225	$ 1,133,539